Annual Total Returns[BarChart] - PROFUND VP TECHNOLOGY - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.37%)	10.31%	25.19%	18.11%	2.40%	12.34%	35.18%	(2.29%)	45.18%	44.80%